                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                        Post-Effective Amendment No. 21

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                               Amendment No. 24

                            THE GOVETT FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                   (Address of Principal Executive Offices)

                                 800-731-1755
                        (Registrant's Telephone Number)

                               Alice L. Schulman
                               AIB Govett, Inc.
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                    (Name and Address of Agent for Service)

                                   Copy to:
                             Regina M. Pisa, P.C.
                          Goodwin, Procter & Hoar LLP
                              One Exchange Place
                             Boston, MA 02109-2881

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on            pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on            pursuant to paragraph (a)(1)
[x] 75 days after filing pursuant to paragraph (a)(2)
[ ] on            pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[x] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
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        This Post-Effective Amendment No. 21 (the "Amendment") to Registration
Statement on Form N-1A (the "Registration Statement") of The Govett Funds, Inc. (the "Registrant"), Registration Number 33-37783, is being filed by the Registrant for the sole purpose of delaying the effectiveness of Amendments Nos. 19 and 20 to the Registration Statement, filed on October 7, 1997 and December 22, 1997, respectively.

        The Amendment hereby incorporates by reference the Registration
Statement.



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                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California, on the 20th day of February 1998.


                                      THE GOVETT FUNDS, INC


                                      By: /s/ Sir Victor Garland
                                          ------------------------
                                          Sir Victor Garland, President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:



/s/ Elliott L. Atamian    *               Director
---------------------------
Elliott L. Atamian


/s/ Patrick Cunneen       *               Chairman, Director
---------------------------
Patrick Cunneen


/s/ Sir Victor Garland                    President, Director
---------------------------
Sir Victor Garland


/s/ Colin Kreidewolf                      Treasurer (principal financial and
---------------------------               accounting officer)
Colin Kreidewolf


/s/ James M. Oates        *               Director
---------------------------
James M. Oates


/s/ Frank R. Terzolo      *               Director
---------------------------
Frank R. Terzolo


* By: /s/Alice L. Schulman
      ---------------------
      Alice L. Schulman,
      Attorney-in-Fact